Mobile Financial Services activities - Assets available for sale - At fair value (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Changes in fair value	€ 1	€ 1	€ 8
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	540	656	925
Acquisitions	732	386	165
Repayments and disposals	(839)	(500)	(442)
Changes in fair value		1	9
Other items	7	(3)	(1)
Financial assets at end of period	€ 441	€ 540	€ 656